Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Finance Costs

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Interest expenses for securities sold under agreements to repurchase	2,689	3,523	1,565
Interest expenses for bonds payable	1,500	1,500	1,503
Interest expenses for interest-bearing loans and borrowings	600	479	566
Interest on lease liabilities	74	96	113

Total	4,863	5,598	3,747